Note 14 - Stock-based Awards: Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Details
Outstanding	2,297,085	2,055,419	533,778	203,334
Weighted Average Exercise Price, Exercisable	$ 0.53	$ 0.56	$ 2.48	$ 9.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,793,837	399,189
Weighted Average Exercise Price, Granted		$ 0.40	$ 0.50
Expired		(272,196)	(68,745)
Weighted Average Exercise Price, Expired		$ (3.28)	$ (10.56)
Exercisable	2,109,585	2,055,419	533,778
Weighted average fair value of options granted	$ 0.24	$ 0.30	$ 0.32
Outstanding	2,297,085	2,055,419	533,778	203,334
Weighted Average Exercise Price, Exercisable	$ 0.53	$ 0.56	$ 2.48	$ 9.09